Equity (Share-based Payments to Employees, Non-marketable Options, Number of Options Vested) (Details) Pure in Millions	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ₪ / shares
Notes to Consolidated Financial Statements [Abstract]
Number of options exercisable (In Millions)	11	11	12	12	11	11
Weighted average exercise price | (per share)	$ 4.32	₪ 13.89	$ 4.4	₪ 15.19	$ 4.94	₪ 18.53